Risk Management - Disclosure of ECL under 100% weighted scenarios for key modelled portfolios (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,491,765	£ 1,451,654
Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(5,532)	(6,252)
Loans and advances
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	346,273	342,747
Loans and advances | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 346,273	£ 342,747
Coverage ratio	1.40%	1.60%
Loans and advances | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 351,343	£ 348,468
Loans and advances | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (5,070)	£ (5,721)
Coverage ratio	1.40%	1.60%
Loans and advances | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 305,836	£ 300,666
Coverage ratio	0.30%	0.30%
Loans and advances | Stage 1 | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 306,774	£ 301,585
Loans and advances | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	306,774	301,585
Loans and advances | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(938)	(919)
Loans and advances | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (938)	£ (919)
Coverage ratio	0.30%	0.30%
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 35,402	£ 37,425
Coverage ratio	4.70%	5.70%
Loans and advances | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 5,035	£ 4,656
Loans and advances | Lifetime expected credit losses | Gross exposure | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	37,153	39,692
Loans and advances | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	37,153	39,692
Loans and advances | Lifetime expected credit losses | Accumulated impairment | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,751)	(2,267)
Loans and advances | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1,751)	£ (2,267)
Coverage ratio	4.70%	5.70%
Retail mortgages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 168,061	£ 171,512
Retail mortgages | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 168,061	£ 171,512
Coverage ratio	0.10%	0.30%
Retail mortgages | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 168,248	£ 172,095	£ 174,286
Retail mortgages | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	168,248	172,095
Retail mortgages | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(187)	(583)	(516)
Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(187)	(583)
Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 146,652	£ 150,152
Coverage ratio	0.00%	0.00%
Retail mortgages | Stage 1 | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 146,690	£ 150,202	153,672
Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	146,690	150,202
Retail mortgages | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(38)	(50)	(29)
Retail mortgages | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(38)	(50)
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 19,534	£ 19,364
Coverage ratio	0.30%	0.50%
Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 19,596	£ 19,469	18,200
Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	19,596	19,469
Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(62)	(105)	(73)
Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(62)	(105)
Retail credit cards
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	34,779	34,221
Retail credit cards | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 34,779	£ 34,221
Coverage ratio	8.70%	9.20%
Retail credit cards | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 38,086	£ 37,707	37,617
Retail credit cards | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	38,086	37,707
Retail credit cards | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(3,307)	(3,486)	(3,033)
Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(3,307)	(3,486)
Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 30,573	£ 29,886
Coverage ratio	1.80%	1.70%
Retail credit cards | Stage 1 | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 31,126	£ 30,409	29,788
Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	31,126	30,409
Retail credit cards | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(553)	(523)	(458)
Retail credit cards | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(553)	(523)
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 3,770	£ 3,948
Coverage ratio	24.90%	29.20%
Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 5,017	£ 5,578	6,449
Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	5,017	5,578
Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,247)	(1,630)	(1,620)
Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,247)	(1,630)
Retail other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	13,808	9,952
Retail other | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 13,808	£ 9,952
Coverage ratio	2.90%	3.40%
Retail other | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 14,218	£ 10,305	15,658
Retail other | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	14,218	10,305
Retail other | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(410)	(353)	(574)
Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(410)	(353)
Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 12,312	£ 8,410
Coverage ratio	1.10%	0.70%
Retail other | Stage 1 | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 12,450	£ 8,469	13,470
Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	12,450	8,469
Retail other | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(138)	(59)	(100)
Retail other | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(138)	(59)
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,262	£ 1,225
Coverage ratio	8.10%	8.80%
Retail other | Lifetime expected credit losses | Gross exposure | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,373	£ 1,343	1,468
Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,373	1,343
Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(111)	(118)	(166)
Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(111)	(118)
Corporate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	129,625	127,062
Corporate loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 129,625	£ 127,062
Coverage ratio	0.90%	1.00%
Corporate loans | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 130,791	£ 128,361	131,281
Corporate loans | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	130,791	128,361
Corporate loans | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,166)	(1,299)	(1,427)
Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,166)	(1,299)
Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 116,299	£ 112,218
Coverage ratio	0.20%	0.30%
Corporate loans | Stage 1 | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 116,508	£ 112,505	111,891
Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	116,508	112,505
Corporate loans | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(209)	(287)	(461)
Corporate loans | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(209)	(287)
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 10,836	£ 12,888
Coverage ratio	3.00%	3.10%
Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 11,167	£ 13,302	16,818
Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	11,167	13,302
Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(331)	(414)	£ (424)
Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(331)	(414)
Total weighted model ECL | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(4,737)	(5,171)
Total weighted model ECL | Loans and advances | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(4,700)	(5,200)
Total weighted model ECL | Weighted | Loans and advances | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(4,737)	(5,171)
Total weighted model ECL | Weighted | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (24)	£ (383)
Total weighted model ECL | Weighted | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Weighted | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 139,086	£ 145,226
Total weighted model ECL | Weighted | Retail mortgages | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1)	£ (9)
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.20%
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.80%	19.90%
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 20,401	£ 20,615
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,062	1,672
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(4)	(41)
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(19)	(333)
Total weighted model ECL | Weighted | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3,633)	£ (3,561)
Total weighted model ECL | Weighted | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.80%	0.80%
Total weighted model ECL | Weighted | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 63,937	£ 66,512
Total weighted model ECL | Weighted | Retail credit cards | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (535)	£ (562)
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	21.30%	23.80%
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	74.00%	72.00%
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 6,904	£ 7,076
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,197	1,827
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,473)	(1,684)
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,625)	(1,315)
Total weighted model ECL | Weighted | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (207)	£ (212)
Total weighted model ECL | Weighted | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.40%	0.40%
Total weighted model ECL | Weighted | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 7,952	£ 8,749
Total weighted model ECL | Weighted | Retail other | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (34)	£ (32)
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6.60%	6.20%
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	58.20%	57.90%
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,232	£ 1,382
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	158	164
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(81)	(85)
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(92)	(95)
Total weighted model ECL | Weighted | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (873)	£ (1,015)
Total weighted model ECL | Weighted | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.20%
Total weighted model ECL | Weighted | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 213,905	£ 175,282
Total weighted model ECL | Weighted | Corporate loans | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (270)	£ (275)
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.50%	2.70%
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.80%	2.20%
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 21,197	£ 24,374
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,051	3,436
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(532)	(663)
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(71)	(77)
Total weighted model ECL | Upside 2 | Loans and advances | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(4,412)	(4,717)
Total weighted model ECL | Upside 2 | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (13)	£ (335)
Total weighted model ECL | Upside 2 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 2 | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 140,828	£ 147,415
Total weighted model ECL | Upside 2 | Retail mortgages | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ (4)
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.10%
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.10%	18.40%
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 18,178	£ 17,769
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,062	1,672
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1)	(23)
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(12)	(308)
Total weighted model ECL | Upside 2 | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3,484)	£ (3,362)
Total weighted model ECL | Upside 2 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.80%	0.80%
Total weighted model ECL | Upside 2 | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 63,821	£ 66,459
Total weighted model ECL | Upside 2 | Retail credit cards | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (512)	£ (529)
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.60%	22.50%
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	72.10%	70.00%
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 6,747	£ 6,897
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,197	1,827
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,387)	(1,554)
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,585)	(1,279)
Total weighted model ECL | Upside 2 | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (190)	£ (197)
Total weighted model ECL | Upside 2 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.40%	0.30%
Total weighted model ECL | Upside 2 | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 8,074	£ 8,915
Total weighted model ECL | Upside 2 | Retail other | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (32)	£ (31)
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6.10%	5.90%
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	57.00%	57.30%
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,110	£ 1,216
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	158	164
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(68)	(72)
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(90)	(94)
Total weighted model ECL | Upside 2 | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (725)	£ (823)
Total weighted model ECL | Upside 2 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%
Total weighted model ECL | Upside 2 | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 216,064	£ 179,567
Total weighted model ECL | Upside 2 | Corporate loans | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (235)	£ (243)
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.20%	2.60%
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.60%	2.10%
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 18,889	£ 19,919
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,051	3,436
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(424)	(509)
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(66)	(71)
Total weighted model ECL | Upside 1 | Loans and advances | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(4,538)	(4,897)
Total weighted model ECL | Upside 1 | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (17)	£ (348)
Total weighted model ECL | Upside 1 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 1 | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 140,079	£ 146,653
Total weighted model ECL | Upside 1 | Retail mortgages | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1)	£ (5)
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.10%
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.30%	18.90%
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 19,072	£ 18,702
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,062	1,672
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(2)	(27)
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(14)	(316)
Total weighted model ECL | Upside 1 | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3,551)	£ (3,450)
Total weighted model ECL | Upside 1 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.80%	0.80%
Total weighted model ECL | Upside 1 | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 63,859	£ 66,482
Total weighted model ECL | Upside 1 | Retail credit cards | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (523)	£ (545)
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.90%	23.10%
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.10%	70.90%
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 6,817	£ 6,976
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,197	1,827
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,422)	(1,609)
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,606)	(1,296)
Total weighted model ECL | Upside 1 | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (195)	£ (204)
Total weighted model ECL | Upside 1 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.40%	0.40%
Total weighted model ECL | Upside 1 | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 8,025	£ 8,841
Total weighted model ECL | Upside 1 | Retail other | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (32)	£ (32)
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6.20%	6.00%
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	57.60%	57.30%
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,159	£ 1,290
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	158	164
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(72)	(78)
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(91)	(94)
Total weighted model ECL | Upside 1 | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (775)	£ (895)
Total weighted model ECL | Upside 1 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%
Total weighted model ECL | Upside 1 | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 215,215	£ 177,923
Total weighted model ECL | Upside 1 | Corporate loans | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (247)	£ (257)
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.30%	2.60%
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.70%	2.10%
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 19,793	£ 21,621
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,051	3,436
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(461)	(565)
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(67)	(73)
Total weighted model ECL | Baseline | Loans and advances | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(4,675)	(5,097)
Total weighted model ECL | Baseline | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (21)	£ (366)
Total weighted model ECL | Baseline | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Baseline | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 139,188	£ 145,405
Total weighted model ECL | Baseline | Retail mortgages | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1)	£ (7)
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.20%
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.60%	19.40%
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 20,134	£ 20,149
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,062	1,672
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(3)	(34)
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(17)	(325)
Total weighted model ECL | Baseline | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3,620)	£ (3,542)
Total weighted model ECL | Baseline | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.80%	0.80%
Total weighted model ECL | Baseline | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 63,894	£ 66,497
Total weighted model ECL | Baseline | Retail credit cards | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (534)	£ (561)
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	21.20%	23.60%
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	74.10%	71.90%
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 6,889	£ 7,064
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,197	1,827
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,459)	(1,668)
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,627)	(1,313)
Total weighted model ECL | Baseline | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (202)	£ (211)
Total weighted model ECL | Baseline | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.40%	0.40%
Total weighted model ECL | Baseline | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 7,968	£ 8,758
Total weighted model ECL | Baseline | Retail other | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (33)	£ (32)
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6.30%	6.10%
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	58.20%	57.90%
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,215	£ 1,373
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	158	164
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(77)	(84)
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(92)	(95)
Total weighted model ECL | Baseline | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (832)	£ (978)
Total weighted model ECL | Baseline | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.20%
Total weighted model ECL | Baseline | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 214,293	£ 175,903
Total weighted model ECL | Baseline | Corporate loans | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (258)	£ (270)
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.40%	2.70%
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.70%	2.20%
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 20,827	£ 23,763
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,051	3,436
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(505)	(633)
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(69)	(75)
Total weighted model ECL | Downside 1 | Loans and advances | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(5,107)	(5,506)
Total weighted model ECL | Downside 1 | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (40)	£ (421)
Total weighted model ECL | Downside 1 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 1 | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 136,671	£ 142,543
Total weighted model ECL | Downside 1 | Retail mortgages | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3)	£ (11)
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.20%
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.70%	21.00%
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 23,359	£ 23,836
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,062	1,672
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(8)	(59)
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(29)	(351)
Total weighted model ECL | Downside 1 | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3,790)	£ (3,700)
Total weighted model ECL | Downside 1 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.90%	0.90%
Total weighted model ECL | Downside 1 | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 63,980	£ 66,580
Total weighted model ECL | Downside 1 | Retail credit cards | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (560)	£ (584)
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	22.20%	24.70%
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	75.70%	73.40%
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 7,052	£ 7,183
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,197	1,827
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,567)	(1,775)
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,663)	(1,341)
Total weighted model ECL | Downside 1 | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (232)	£ (223)
Total weighted model ECL | Downside 1 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.50%	0.40%
Total weighted model ECL | Downside 1 | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 7,804	£ 8,631
Total weighted model ECL | Downside 1 | Retail other | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (36)	£ (32)
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7.30%	6.30%
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	60.10%	58.50%
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,380	£ 1,500
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	158	164
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(101)	(95)
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(95)	(96)
Total weighted model ECL | Downside 1 | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1,045)	£ (1,162)
Total weighted model ECL | Downside 1 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.20%
Total weighted model ECL | Downside 1 | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 212,007	£ 172,328
Total weighted model ECL | Downside 1 | Corporate loans | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (311)	£ (298)
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.80%	2.80%
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.00%	2.40%
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 23,238	£ 27,445
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,051	3,436
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(655)	(782)
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(79)	(82)
Total weighted model ECL | Downside 2 | Loans and advances | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(5,713)	(6,102)
Total weighted model ECL | Downside 2 | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (63)	£ (538)
Total weighted model ECL | Downside 2 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 2 | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 134,861	£ 138,925
Total weighted model ECL | Downside 2 | Retail mortgages | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (6)	£ (22)
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.40%
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.90%	23.50%
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 26,339	£ 28,822
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,062	1,672
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(16)	(123)
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(41)	(393)
Total weighted model ECL | Downside 2 | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3,995)	£ (3,893)
Total weighted model ECL | Downside 2 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.90%	0.90%
Total weighted model ECL | Downside 2 | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 63,975	£ 66,580
Total weighted model ECL | Downside 2 | Retail credit cards | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (586)	£ (605)
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	23.40%	26.00%
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	77.20%	74.80%
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 7,310	£ 7,387
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,197	1,827
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,714)	(1,922)
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,695)	(1,366)
Total weighted model ECL | Downside 2 | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (271)	£ (233)
Total weighted model ECL | Downside 2 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.50%	0.40%
Total weighted model ECL | Downside 2 | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 7,614	£ 8,479
Total weighted model ECL | Downside 2 | Retail other | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (40)	£ (31)
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	8.50%	6.40%
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	61.40%	59.10%
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,570	£ 1,653
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	158	164
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(134)	(105)
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(97)	(97)
Total weighted model ECL | Downside 2 | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1,384)	£ (1,438)
Total weighted model ECL | Downside 2 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%
Total weighted model ECL | Downside 2 | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 207,062	£ 167,541
Total weighted model ECL | Downside 2 | Corporate loans | Stage 1 | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (363)	£ (318)
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.30%	3.20%
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.20%	2.60%
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 28,340	£ 32,375
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,051	3,436
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(932)	(1,031)
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Accumulated impairment | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(89)	(89)
ECL from individually assessed exposures | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(461)	(401)
ECL from individually assessed exposures | Loans and advances | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(500)	(400)
ECL from non-modelled exposures and others | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(358)	(276)
ECL from non-modelled exposures and others | Accumulated impairment | Tesco Personal Finance PLC
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(209)
ECL from debt securities at amortised cost | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(23)	(27)
ECL from held for sale assets (co-branded card portfolio) | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	282
ECL from post model management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(235)	(377)
Of which: ECL from economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (78)	£ (198)